Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

21. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public healthcare organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at December 31, 2011, and December 31, 2010.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$457,292	$457,292	$522,870	$522,870
Accounts Receivable	2,909,326	2,909,326	2,687,234	2,687,234
Long-term Notes Receivable	234,490	233,514	-	-

Liabilities
Accounts payable	652,649	652,649	542,524	542,524
Short-term borrowings(1)	98,801	98,801	670,671	670,671
Short-term borrowings from related parties	28,013	28,013	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(1)	1,147,209	1,147,209	528,082	528,082
Amended 2006 Senior Credit Agreement	2,795,589	2,774,951	2,953,890	2,937,504
Senior Notes	2,883,009	2,989,307	824,446	880,366
Euro Notes	258,780	265,655	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	410,491	410,491	279,709	279,709

(1) At December 31, 2010 the A/R Facility was classified as a short-term borrowing. The A/R Facility was renewed during the third quarter of 2011 for a period of three years. As a result, the A/R Facility has been classified as long-term debt as of December 31, 2011. At December 31, 2011, there were borrowings of $534,500 under the A/R Facility.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 11.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of the long-term notes receivable is determined using significant unobservable inputs (Level 3). It is valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 14 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of December 31, 2011 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $1,278,764 and $1,026,937 at December 31, 2011 and December 31, 2010, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $2,149,440 and $1,607,312 at December 31, 2011 and December 31, 2010, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate and in anticipation of future debt issuances, including the issuance of senior notes in January 2012 (see Note 2). The U.S. dollar-denominated interest rate swap agreements, all of which expire at various dates in 2012, bear an average interest rate of 3.55%. The euro-denominated interest rate swaps expire in 2012 and 2016 and have an interest rate of 2.27%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of December 31, 2011 and December 31, 2010, the notional amounts of the U.S. dollar-denominated interest rate swaps in place were $2,650,000 and $3,175,000, respectively. As of December 31, 2011, the notional amount of the euro-denominated interest rate swaps in place was €200,000 ($258,780 as of December 31, 2011). Simultaneously with the issuance of senior notes, interest rate swaps of $1,500,000 and €100,000 were terminated as planned and the fair value was settled in January 2012.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at December 31, 2011 and December 31, 2010.

	December 31, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	4,117	(24,908)	3,703	(51,816)
Interest rate contracts	-	(130,579)	-	(51,604)
Non-current
Foreign exchange contracts	742	(3,706)	810	(486)
Interest rate contracts	-	(1,076)	-	(73,221)
Total	$4,859	$(160,269)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	56,760	(37,242)	3,517	(20,751)

Non-current
Foreign exchange contracts	1,382	(1,459)	509	(213)
Total	$58,142	$(38,701)	$4,026	$(20,964)

(1) As of December 31, 2011 and December 31, 2010, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$(80,678)	$(18,708)	Interest income/expense	5,946	-
Foreign exchange contracts	(23,452)	3,046	Costs of Revenue	$(4,262)	$7,553

	$(104,130)	$(15,662)		$1,684	$7,553

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(76,496)	$72,454
	Interest income/expense	6,598	(8,622)

		$(69,898)	$63,832

For foreign exchange derivatives, the Company expects to recognize $10,857 of losses deferred in accumulated other comprehensive income at December 31, 2011, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $29,654 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at December 31, 2011 of expected additional interest payments resulting from interest rate swaps.

As of December 31, 2011, the Company had foreign exchange derivatives with maturities of up to 47 months and interest rate swaps with maturities of up to 58 months.